SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets	$ 48,801	$ 40,253
United States of America
Disclosure of geographical areas [line items]
Non-current assets	10,989	8,915
Europe
Disclosure of geographical areas [line items]
Non-current assets	13,138	8,505
Canada
Disclosure of geographical areas [line items]
Non-current assets	7,101	6,777
Australia
Disclosure of geographical areas [line items]
Non-current assets	5,380	5,420
Brazil
Disclosure of geographical areas [line items]
Non-current assets	4,971	3,673
Mexico
Disclosure of geographical areas [line items]
Non-current assets	1,855	2,097
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,326	1,663
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 3,041	$ 3,203